Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Fixed maturity securities available-for-sale, amortized cost	$ 31,969	$ 77,093
Equity securities available-for-sale, cost	$ 139	$ 6,932
Common stock, par value (in dollars per share)	$ 20	$ 20
Common stock, shares authorized	100,000	100,000
Common stock, shares issued	100,000	100,000
Common stock, shares outstanding	100,000	100,000